FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Capital Structure (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Corporate borrowings	$ 3,158	$ 2,475
Non-recourse borrowings	20,020	18,544
Subsidiary and corporate borrowings	23,178	21,019
Preferred shares	20	20
Cash and cash equivalents	(1,393)	(969)
Net debt	21,805	20,070
Total partnership capital	21,673	22,177	$ 14,668	$ 13,474
Total capital and net debt	$ 43,478	$ 42,247
Net debt to capitalization ratio	50.00%	48.00%